Risk management - Trading market risk (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Balance sheet amount
Cash and cash equivalents	€ 210,689	€ 153,839	€ 101,067	€ 113,663
Financial assets held for trading	116,953	114,945	108,230
Non-trading financial assets mandatorily at fair value through profit or loss	5,536	4,486	4,911
Financial assets designated at fair value through profit or loss	15,957	48,717	62,069
Financial assets designated at fair value through other comprehensive income	108,038	120,953	125,708
Financial assets at amortised cost	1,037,898	958,378	995,482
Hedging derivatives	4,761	8,325	7,216
Changes in the fair value of hedged items in portfolio hedges of interest rate risk	410	1,980	1,702
Other assets	8,595	11,070	10,138
TOTAL ASSETS	1,595,835	1,508,250	1,522,695
Financial liabilities held for trading	79,469	81,167	77,139
Financial liabilities designated at fair value through profit or loss	32,733	48,038	60,995
Financial liabilities at amortized cost	1,349,169	1,248,188	1,230,745
Hedging derivatives	5,463	6,869	6,048
Changes in the fair value of hedged items in portfolio hedges of interest rate risk, Liabilities	248	286	269
Other liabilities	12,698	12,336	12,792
TOTAL LIABILITIES	1,498,782	1,416,928	1,412,036
TOTAL EQUITY	97,053	€ 91,322	€ 110,659	€ 106,970
Market risk
Balance sheet amount
Cash and cash equivalents	210,689
Financial assets held for trading	116,953
Non-trading financial assets mandatorily at fair value through profit or loss	5,536
Financial assets designated at fair value through profit or loss	15,957
Financial assets designated at fair value through other comprehensive income	108,038
Financial assets at amortised cost	1,037,898
Hedging derivatives	4,761
Changes in the fair value of hedged items in portfolio hedges of interest rate risk	410
Other assets	95,593
TOTAL ASSETS	1,595,835
Financial liabilities held for trading	79,469
Financial liabilities designated at fair value through profit or loss	32,733
Financial liabilities at amortized cost	1,349,169
Hedging derivatives	5,463
Changes in the fair value of hedged items in portfolio hedges of interest rate risk, Liabilities	248
Other liabilities	31,700
TOTAL LIABILITIES	1,498,782
TOTAL EQUITY	97,053
Value At Risk Metric
Balance sheet amount
Financial assets held for trading	116,953
Non-trading financial assets mandatorily at fair value through profit or loss	4,042
Financial assets designated at fair value through profit or loss	5,489
Financial assets designated at fair value through other comprehensive income	2,453
Financial liabilities held for trading	79,469
Financial liabilities designated at fair value through profit or loss	390
Interest rate
Balance sheet amount
Cash and cash equivalents	210,689
Changes in the fair value of hedged items in portfolio hedges of interest rate risk	410
Changes in the fair value of hedged items in portfolio hedges of interest rate risk, Liabilities	248
Interest rate; credit spread
Balance sheet amount
Non-trading financial assets mandatorily at fair value through profit or loss	1,494
Financial assets designated at fair value through profit or loss	10,468
Financial assets designated at fair value through other comprehensive income	105,585
Financial assets at amortised cost	1,037,898
Financial liabilities designated at fair value through profit or loss	32,343
Financial liabilities at amortized cost	1,349,169
Interest and exchange rates
Balance sheet amount
Hedging derivatives	4,761
Hedging derivatives	€ 5,463